Certnys

1-36743

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010416

May 25, 2017

Received SEC
MAY 25 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following notes of Apple Inc. under the Exchange Act of 1934.

- 0.875% Notes due 2025 1
- 1.375% Notes due 2029 2

Sincerely,

Silvio Conte